Newbuildings (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 02, 2015
Movement in Newbuildings [Roll Forward]
Opening balance		$ 16,409.0
Closing balance		15,807.0	$ 16,409.0
Book value on disposal		16,409.0	16,409.0
Newbuildings
Movement in Newbuildings [Roll Forward]
Opening balance		1,479.0	2,030.0
Additions		12.0	601.0
Capitalized interest and loan related costs		40.0	60.0
Re-classified as Drilling Units		0.0	(725.0)
Disposals (2)	[1]	0.0	(78.0)
Closing balance		1,531.0	1,479.0
Book value on disposal		1,479.0	2,030.0
Newbuildings | Assets held for sale
Movement in Newbuildings [Roll Forward]
Re-classified as Drilling Units	[2]	0.0	(210.0)
Newbuildings | Other non-current assets
Movement in Newbuildings [Roll Forward]
Re-classified as Drilling Units	[1]	0.0	(199.0)
Drilling units
Movement in Newbuildings [Roll Forward]
Opening balance		14,930.0
Closing balance		14,276.0	14,930.0
Book value on disposal		14,930.0	14,930.0
Drilling units | West Rigel
Movement in Newbuildings [Roll Forward]
Opening balance		210.0
Closing balance			210.0
Book value on disposal		$ 210.0	$ 210.0	$ 210.0

[1]	On September 14, 2015, the Company cancelled the construction contract for the West Mira with Hyundai Samho Heavy Industries Co Ltd (HSHI). Please refer to Note 5 "(Loss)/gain on disposals" to the Consolidated Financial Statements, included herein, for more details.
[2]	On December 2, 2015, the West Rigel was classified as an Asset held for sale. As at the transfer date the West Rigel held assets at its book value of $210.0 million. Please refer to Note 36 "Assets held for sale" to the Consolidated Financial Statements, included herein, for more details.